UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Institutional
Fiduciary Trust
December 31, 2022
Money Market Portfolio

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Semiannual Report
1
Contents
Semiannual Report
Institutional Fiduciary Trust Money Market Portfolio 2
Performance Summary 4
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 8
Notes to Financial Statements 11
The Money Market Portfolios 15
Shareholder Information 25

ftinstitutional.com
Semiannual Report
SEMI ANNUAL REPORT
Institutional Fiduciary Trust Money Market Portfolio
This semiannual report for Money Market Portfolio covers
the period ended December 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity by investing through The
U.S. Government Money Market Portfolio (Master Portfolio)
at least 99.95% of its total assets in government securities, cash and repurchase agreements collateralized fully by
government securities or cash.

The Fund also tries to
maintain a stable $1.00 share price.
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Performance Overview
The Fund’s seven-day effective yield increased from 0.90%
on June 30, 2022, to 3.84% December 31, 2022, as shown
in the Performance Summary on page 4.
Performance data represent past performance, which does
not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For
most recent month-end performance, go to
ftinstitutional.com or call a Franklin Templeton Institutional
Services representative at (800) 321-8563 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -2.97% total return for the
six months ended December 31, 2022.
2
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. While interest rates increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period as investors became increasingly concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) continued to increase the federal funds target rate,
with large increases at four different meetings during the
period. At period-end, the federal funds target rate stood at a range of 4.25%–4.50%, the highest since 2007. The Fed
noted in its December 2022 meeting that inflation remained
elevated amid robust job growth and low unemployment.
In order to achieve its goal of 2% long-run inflation, the
Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated
it would continue to reduce its U.S. Treasury (UST) and
agency debt and mortgage-backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -3.66% total return for the six-month period.
2
The 10-year UST yield (which moves inversely to price) rose
amid high inflation and the Fed’s tightening monetary stance.
Mortgage-backed securities (MBS), as measured by the
Bloomberg U.S. MBS Index, posted a -3.32% total return for
the period as mortgage rates rose to the highest level in over two decades.

Portfolio Composition
12/31/22
% of Total
Net Assets
U.S. Government and Agency Securities 68.0%
Repurchase Agreements 31.5%
Other Net Assets 0.5%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
7
.

Money Market Portfolio

ftinstitutional.com
Semiannual Report
Corporate bond prices were mixed, as higher yields attracted investors despite persistent inflation and concerns about
the impact of elevated interest rates on corporate profits
and borrowing costs. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, declined slightly but remained elevated compared to pre-pandemic levels. In this environment,
investment-grade corporate bonds, as represented by the
Bloomberg U.S. Corporate Investment Grade Index, posted
a -1.61% total return.
2
However, high-yield corporate bonds,
as represented by the Bloomberg U.S. Corporate High Yield
Index, posted a +3.50% total return amid growing investor
interest.
2
Investment Strategy
We seek to invest, through the Master Portfolio, at least
99.5% of the Fund’s total assets in U.S. government
securities, cash and repurchase agreements collateralized
fully by government securities or cash. We only buy
securities that we determine present minimal credit risks.
We maintain a dollar-weighted average portfolio maturity of
60 calendar days or less and a dollar-weighted average life
for its portfolio of 120 calendar days or less, and we only
buy securities that mature or are deemed to mature in 397
calendar days or less.
Manager’s Discussion
The Fed increased its target range for the federal funds rate from 1.50%-1.75% to 4.25%-4.50% during the six-month
period. Money market yields increased throughout the period
in response to the Fed’s significant increases to its key rate.
We continued to invest the Portfolio’s assets in high-quality, short-term securities.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Money Market Portfolio

ftinstitutional.com
Semiannual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratio disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 12/31/22. The Fund’s average weighted life was 50 days and the Fund’s average weighted maturity was
25 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
1
Symbol
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
INFXX 3.84% 3.77% 3.75%
Total Annual Operating Expenses
3
0.36%

Your Fund’s Expenses
Money Market Portfolio

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,012.50 $1.8 3 $1,023.39 $1.84 0.36%

Institutional Fiduciary Trust
Financial Highlights
Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.012 0.001 —
a
0.010 0.019 0.009
Less distributions from:
Net investment income .............. (0.012) (0.001) (—)
a
(0.010) (0.019) (0.009)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 1.25% 0.09% —%
c
1.10% 1.90% 0.94%
Ratios to average net assets
d,e
Expenses before waiver and payments by
affiliates .......................... 0.36% 0.36% 0.36% 0.35% 0.35% 0.35%
Expenses net of waiver and payments by
affiliates .......................... 0.36% 0.14% 0.10% 0.33% 0.35% 0.35%
Net investment income ............... 2.42% 0.07% —%
c
1.17% 1.88% 0.95%
Supplemental data
Net assets, end of period (000’s) ........ $6,291,862 $6,432,872 $8,239,555 $14,571,556 $20,274,082 $20,728,903
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Rounds to less than 0.01%.
d
Ratios are annualized for periods less than one year.
e
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Institutional Fiduciary Trust
Schedule of Investments (unaudited), December 31, 2022
Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Money Market Funds 100.1%
a
U.S. Government Money Market Portfolio (The), 4.063% ...................... 6,297,178,815 $ 6,297,178,815
Total Money Market Funds (Cost $6,297,178,815) ................................
6,297,178,815
Other Assets, less Liabilities (0.1)% ...........................................
(5,317,187)
Net Assets 100.0% ...........................................................
$6,291,861,628
a
The rate shown is the annualized seven-day effective yield at period end.

Institutional Fiduciary Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Money Market
Portfolio
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $6,297,178,815
Receivables:
Interest ................................................................................. 4,964
Affiliates ................................................................................ 126,072
Total assets 6,297,309,851
Liabilities:
Payables:
Administrative fees ........................................................................ 1,149,171
Distributions to shareholders ................................................................. 3,971,530
Funds advanced by custodian ................................................................. 36,814
Accrued expenses and other liabilities ........................................................... 290,708
Total liabilities ......................................................................... 5,448,223
Net assets, at value $6,291,861,628
Net assets consist of:
Paid-in capital ............................................................................. $6,291,861,771
Total distributable earnings (losses) ............................................................. (143)
Net assets, at value ................................................................. $6,291,861,628
Shares outstanding ......................................................................... 6,291,863,760
Net asset value per share .................................................................... $1.00

Institutional Fiduciary Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2022 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Money Market
Portfolio
Investment income:
Dividends from affiliated Portfolio ............................................................... $91,228,673
Expenses:
Administrative fees (Note 3a) .................................................................. 6,905,201
Transfer agent fees (Note 3b) .................................................................. 46,249
Reports to shareholders fees .................................................................. 1,661
Registration and filing fees .................................................................... 17,283
Professional fees ........................................................................... 79,351
Trustees' fees and expenses .................................................................. 35,118
Other .................................................................................... 48,534
Total expenses ......................................................................... 7,133,397
Net investment income ................................................................ 84,095,276
Net increase (decrease) in net assets resulting from operations .......................................... $84,095,276

Institutional Fiduciary Trust
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Money Market Portfolio
Six Months Ended
December 31, 2022
(unaudited)
Year Ended
June 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $84,095,276 $6,048,691
Distributions to shareholders .............................................. (84,095,419) (6,048,762)
Capital share transactions (Note 2 ) .......................................... (141,009,786) (1,806,683,195)
Net increase (decrease) in net assets ................................... (141,009,929) (1,806,683,266)
Net assets:
Beginning of period ..................................................... 6,432,871,557 8,239,554,823
End of period .......................................................... $6,291,861,628 $6,432,871,557

Institutional Fiduciary Trust

ftinstitutional.com
Semiannual Report
Notes to Financial Statements (unaudited)
Money Market Portfolio
1. Organization and Significant Accounting Policies
Institutional Fiduciary Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Money Market Portfolio (Fund). The Trust follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standard Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
Shares of the Fund are offered to other investment
companies and accounts managed by Franklin Advisers Inc.
(Advisers) or its affiliates, and to other institutional investors.
At December 3 1 , 202 2 , Advisers, affiliates of Advisers,
investment companies and accounts managed by Advisers
or its affiliates owned 6,291,863,760 shares of the Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At December 31, 2022,
the Fund owned 55.8% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Money Market Portfolio
(continued)
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
c. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield. There were no expenses waived during the period ended
December 31, 2022.
Six Months Ended
December 31, 2022
Year Ended
June 30, 2022
Amount Amount
Shares sold ................................... $29,000,360,079 $72,514,744,511
Shares issued in reinvestment of distributions .......... 64,911,093 4,588,396
Shares redeemed ............................... (29,206,280,958) (74,326,016,102)
Net increase (decrease) .......................... $(141,009,786) $(1,806,683,195)
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Institutional Fiduciary Trust
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Money Market Portfolio
(continued)
4. Income Taxes
At December 31, 2022, the cost of investments for book and income tax purposes was the same.
5. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Your Fund’s Expenses
The U.S. Government Money Market Portfolio

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,013.60 $0.78 $1,024.43 $0.78 0.15%

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2022
(unaudited)
Year Ended June 30,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .............. 0.013 0.001 —
a
0.013 0.021 0.011
Net realized and unrealized gains
(losses)
a
........................ — — (—) — — (—)
Total from investment operations ........ 0.013 0.001 —
a
0.013 0.021 0.011
Less distributions from:
Net investment income .............. (0.013) (0.001) (—)
a
(0.013) (0.021) (0.011)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
....................... 1.36% 0.14% 0.01% 1.29% 2.10% 1.15%
Ratios to average net assets
c
Expenses before waiver and payments by
affiliates .......................... 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by
affiliates
d
.......................... 0.15% 0.10% 0.09% 0.15% 0.15% 0.15%
Net investment income ............... 2.64% 0.13% —%
e
1.33% 2.09% 1.15%
Supplemental data
Net assets, end of period (000’s) ........ $11,281,243 $11,102,314 $11,811,420 $18,381,976 $23,218,541 $23,700,037
a
Amount rounds to less than $0.001 per share.
b
Total return is not annualized for periods less than one year.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments (unaudited), December 31, 2022
The U.S. Government Money Market Portfolio
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 68.0%
a
FFCB ,
FRN, 4.34%, (SOFR + 0.04%), 3/10/23 ................................. $ 14,000,000 $ 14,000,000
FRN, 4.31%, (SOFR + 0.01%), 6/07/23 ................................. 65,000,000 65,000,000
FRN, 4.355%, (SOFR + 0.055%), 8/03/23 ............................... 70,000,000 69,998,967
FRN, 4.34%, (SOFR + 0.04%), 2/05/24 ................................. 10,000,000 10,000,000
FRN, 4.34%, (SOFR + 0.04%), 3/18/24 ................................. 65,000,000 65,000,000
FRN, 4.35%, (SOFR + 0.05%), 5/09/24 ................................. 54,900,000 54,900,000
FRN, 4.34%, (SOFR + 0.04%), 5/15/24 ................................. 60,000,000 60,000,000
FRN, 4.345%, (SOFR + 0.045%), 5/24/24 ............................... 25,000,000 25,000,000
FRN, 4.35%, (SOFR + 0.05%), 6/26/24 ................................. 100,000,000 100,000,000
FRN, 4.395%, (SOFR + 0.095%), 7/18/24 ............................... 20,000,000 20,000,000
FRN, 4.49%, (SOFR + 0.19%), 11/25/24 ................................. 30,000,000 30,000,000
FRN, 4.5%, (SOFR + 0.2%), 12/05/24 .................................. 10,000,000 10,000,000
523,898,967
FHLB ,
b
1/04/23 ......................................................... 252,100,000 252,022,824
b
1/06/23 ......................................................... 211,800,000 211,692,053
b
1/11/23 ......................................................... 180,000,000 179,801,000
b
1/12/23 ......................................................... 73,130,000 73,038,831
b
1/18/23 ......................................................... 332,900,000 332,271,044
b
1/20/23 ......................................................... 200,000,000 199,579,889
b
1/25/23 ......................................................... 392,000,000 390,932,797
b
1/26/23 ......................................................... 20,657,000 20,598,185
b
2/01/23 ......................................................... 220,000,000 219,222,761
b
2/03/23 ......................................................... 44,900,000 44,731,045
b
2/07/23 ......................................................... 100,000,000 99,573,986
b
2/10/23 ......................................................... 350,000,000 348,365,778
b
2/15/23 ......................................................... 200,000,000 198,946,250
b
2/17/23 ......................................................... 206,850,000 205,705,478
b
2/22/23 ......................................................... 388,000,000 385,567,758
b
2/24/23 ......................................................... 143,000,000 142,061,777
b
3/01/23 ......................................................... 197,000,000 195,589,743
b
3/14/23 ......................................................... 45,793,000 45,390,021
b
3/15/23 ......................................................... 34,800,000 34,489,507
b
3/17/23 ......................................................... 25,000,000 24,770,312
b
3/29/23 ......................................................... 193,000,000 190,908,121
b
3/31/23 ......................................................... 195,000,000 192,841,231
b
6/14/23 ......................................................... 11,000,000 10,769,489
a
FRN, 4.33%, (SOFR + 0.03%), 1/19/23 ................................. 145,000,000 145,000,000
a
FRN, 4.32%, (SOFR + 0.02%), 1/23/23 ................................. 45,000,000 45,000,000
a
FRN, 4.34%, (SOFR + 0.04%), 2/10/23 ................................. 94,900,000 94,900,000
a
FRN, 4.345%, (SOFR + 0.045%), 2/23/23 ............................... 130,000,000 130,000,000
a
FRN, 4.33%, (SOFR + 0.03%), 3/21/23 ................................. 112,000,000 112,000,000
a
FRN, 4.37%, (SOFR + 0.07%), 3/27/23 ................................. 7,000,000 7,000,000
a
FRN, 4.34%, (SOFR + 0.04%), 6/05/23 ................................. 94,000,000 94,000,000
a
FRN, 4.4%, (SOFR + 0.1%), 9/21/23 ................................... 100,000,000 100,000,000
4,726,769,880
b
U.S. Treasury Bills ,
1/03/23 ......................................................... 160,000,000 159,967,694
1/10/23 ......................................................... 308,005,000 307,712,295
1/17/23 ......................................................... 245,000,000 244,571,867
1/19/23 ......................................................... 94,950,000 94,765,685
1/24/23 ......................................................... 139,950,000 139,582,068
1/26/23 ......................................................... 90,000,000 89,750,000
2/02/23 ......................................................... 90,000,000 89,674,400
2/09/23 ......................................................... 189,900,000 189,052,413

The Money Market Portfolios
Schedule of Investments (unaudited)
The U.S. Government Money Market Portfolio
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See abbreviations on page 24 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
U.S. Treasury Bills, (continued)
2/16/23 ......................................................... $ 244,950,000 $ 243,939,575
2/23/23 ......................................................... 95,000,000 94,409,786
3/02/23 ......................................................... 99,900,000 99,186,547
3/16/23 ......................................................... 94,950,000 94,273,719
3/21/23 ......................................................... 100,000,000 99,052,000
3/30/23 ......................................................... 293,000,000 290,006,656
4/18/23 ......................................................... 94,000,000 92,759,513
6/15/23 ......................................................... 95,000,000 92,984,021
2,421,688,239
Total U.S. Government and Agency Securities (Cost $7,672,357,086) ..............
7,672,357,086
c
Repurchase Agreements 31.5%
Bank of New York Mellon Corp. (The), 4.22%, 1/03/23 (Maturity Value $400,187,556)
Collateralized by U.S. Treasury Notes, 1.625% - 3.875%, 11/30/27 - 5/15/31; and
U.S. Treasury Note, Index Linked, 0.125%, 1/15/30 (valued at $408,000,008) ..... 400,000,000 400,000,000
BNP Paribas Securities Corp., 4%, 1/03/23 (Maturity Value $725,322,222)
Collateralized by U.S. Treasury Note, 0.5% - 2%, 2/15/25 - 3/31/25 (valued at
$740,679,321) .................................................... 725,000,000 725,000,000
Deutsche Bank Securities, Inc., 4.24%, 1/03/23 (Maturity Value $78,036,747)
Collateralized by U.S. Treasury Note, 2.375%, 8/15/24 (valued at $79,560,076) ... 78,000,000 78,000,000
Federal Reserve Bank of New York, 4.3%, 1/03/23 (Maturity Value $2,276,086,944)
Collateralized by U.S. Treasury Notes, 0.375% - 2%, 5/31/24 - 8/15/24 (valued at
$2,276,086,978) ................................................... 2,275,000,000 2,275,000,000
Goldman Sachs & Co. LLC, 4.14%, 1/03/23 (Maturity Value $75,034,500)
Collateralized by U.S. Treasury Note, 2.625%, 5/31/27 (valued at $76,652,097) ... 75,000,000 75,000,000
HSBC Securities USA, Inc., 4.25%, 1/03/23 (Maturity Value $5,002,361)
Collateralized by U.S. Government Agency Securities, 0%, 1/04/27; and U.S.
Treasury Bond, 3.125%, 5/15/48 (valued at $5,100,054) ..................... 5,000,000 5,000,000
Total Repurchase Agreements (Cost $3,558,000,000) ............................
3,558,000,000
Total Short Term Investments (Cost $11,230,357,086 ) ............................
11,230,357,086
a
Total Investments (Cost $11,230,357,086) 99.5% .................................
$11,230,357,086
Other Assets, less Liabilities 0.5% .............................................
50,885,952
Net Assets 100.0% ...........................................................
$11,281,243,038
a
The coupon rate shown represents the rate at period end.
b
The security was issued on a discount basis with no stated coupon rate.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
December 31, 2022 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $7,672,357,086
Unaffiliated repurchase agreements, at value and cost ............................................... 3,558,000,000
Cash .................................................................................... 46,738,154
Receivables:
Interest ................................................................................. 5,802,140
Total assets .......................................................................... 11,282,897,380
Liabilities:
Payables:
Management fees ......................................................................... 1,483,360
Distributions to shareholders ................................................................. 123
Accrued expenses and other liabilities ........................................................... 170,859
Total liabilities ......................................................................... 1,654,342
Net assets, at value ................................................................. $11,281,243,038
Net assets consist of:
Paid-in capital ............................................................................. $11,281,243,472
Total distributable earnings (losses) ............................................................. (434)
Net assets, at value ................................................................. $11,281,243,038
Shares outstanding ......................................................................... 11,281,233,624
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the six months ended December 31, 2022 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $163,390,188
Expenses:
Management fees (Note 3 a ) ................................................................... 8,754,665
Custodian fees (Note 4 ) ...................................................................... 18,346
Reports to shareholders fees .................................................................. 1,401
Registration and filing fees .................................................................... 31
Professional fees ........................................................................... 44,003
Trustees' fees and expenses .................................................................. 67,570
Other .................................................................................... 74,965
Total expenses ......................................................................... 8,960,981
Expense reductions (Note 4 ) ............................................................... (5,488)
Net expenses ......................................................................... 8,955,493
Net investment income ................................................................ 154,434,695
Net increase (decrease) in net assets resulting from operations .......................................... $154,434,695

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Six Months Ended
December 31, 2022
(unaudited)
Year Ended
June 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $154,434,695 $16,128,521
Distributions to shareholders .............................................. (154,434,696) (16,128,521)
Capital share transactions (Note 2 ) .......................................... 178,929,343 (709,105,982)
Net increase (decrease) in net assets ................................... 178,929,342 (709,105,982)
Net assets:
Beginning of period ..................................................... 11,102,313,696 11,811,419,678
End of period .......................................................... $11,281,243,038 $11,102,313,696

The Money Market Portfolios

ftinstitutional.com
Semiannual Report
Notes to Financial Statements (unaudited)
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held by
the Portfolio at period end, as indicated in the Schedule of
Investments, had been entered into on December 30, 2022.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2022,
the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the
Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Six Months Ended
December 31, 2022
Year Ended
June 30, 2022
Shares sold ................................... $13,272,910,964 $31,667,180,822
Shares issued in reinvestment of distributions .......... 154,468,950 16,125,918
Shares redeemed ............................... (13,248,450,571) (32,392,412,722)
Net increase (decrease) .......................... $178,929,343 $(709,105,982)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
c. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield. There were no expenses waived during the period ended December
31, 2022.
d. Other Affiliated Transactions
At December 31, 2022, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2022, the capital loss carryforwards were as follows:
At December 31, 2022, the cost of investments for book and income tax purposes was the same.
6. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ............................ 6,297,178,815 55.8%
Franklin U.S. Government Money Fund ...................................... 4,984,066,257 44.2%
11,281,245,072 100.0%
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $433
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
The U.S. Government Money Market Portfolio
(continued)
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2022, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

Institutional Fiduciary Trust
Shareholder Information

ftinstitutional.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

140 S 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
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Semiannual Report
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023